Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,509	$ 374
Convertible Notes	1,809	10,911
Convertible debt and warrant liability, at fair value	4,318	11,285
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,509	374
Convertible Notes	$ 1,809	$ 10,911